(American New World Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (American New World Trust)		Series I	Series II	Series III
Management fee	[1]	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1]	0.13%	0.13%	0.13%
Total annual fund operating expenses	[1]	1.47%	1.62%	1.12%
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (American New World Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	150	465	803	1,757
Series II	165	511	881	1,922
Series III	114	356	617	1,363

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the New World Fund, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that the advisor believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by NRSROs designated by the fund's investment advisor or unrated but determined to be of equivalent quality by the fund's advisor), with exposure to these countries. Bonds rated Ba1 or below or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the New World Fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund's investment advisor will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund's investment advisor determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds ("junk bonds") and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:      23.90% (Quarter ended 6/30/2009)

Worst Quarter:    -22.35% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (American New World Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	17.37%	0.15%	13.50%	May 06, 2009
Series II	17.12%	0.05%	13.08%	May 01, 2007
Series III	17.71%	0.62%	13.77%	Jan. 02, 2008
MSCI AC World Index (gross of foreign withholding taxes on dividends)	16.80%	(0.61%)	8.66%	May 01, 2007